STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION
Outstanding warrants beginning	205,750
Outstanding warrants ending	3,758,961	205,750
Issuance of Warrants	3,553,211	205,750
Weighted Average Exercise Price Per Share beginning	$ 11.18	$ 0
Weighted Average Exercise Price Per Share ending	5.04	11.18
Weighted Average Exercise Price Per Share Issuance of Warrants	$ 5.04	$ 11.18